UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4066

Cash Assets Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31

Date of reporting period: 9/30/10

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS

SEMI -ANNUAL
REPORT

September 30, 2010

Pacific
Capital Funds®
Of
Cash Assets Trust

Pacific Capital Cash Assets Trust

Pacific Capital Tax-Free
Cash Assets Trust

Pacific Capital U.S. Government
Securities Cash Assets Trust

A cash management
investment

Pacific Capital Funds® Of Cash Assets Trust SEMI-Annual Report

November, 2010

Dear Investor:

     We are pleased to provide you with the Semi-Annual Report for the Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 2010.

     The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the “Trust”) –Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (the “Funds”) and their two classes of shares, Original Shares and Service Shares.

*****************************************

Your Investment

     We want to take this opportunity to reiterate that safety of principal is first and foremost in the eyes of your Board of Trustees, Investment Adviser (the “Adviser”) and Administrator when managing your cash reserves. As such, the Trust’s investment management team continues to carefully monitor economic developments, financial markets and interest rate movements for each of the Trust’s portfolios.

     It is expected that the Federal Reserve will continue to keep its historically low overnight lending rate, which began in December of 2008, close to zero percent for the near-term future in order to aid the nation’s economic recovery. All money market rates are therefore expected to remain compressed.

     While competitive returns are sought, they have been challenging to achieve in the current economic environment in which the historically low federal funds rate has contributed to extremely low yields.

Action Taken

     In continued response to current economic conditions and with a desire to maintain positive yield for our shareholders,

(a)	the Adviser and Administrator continued to waive, and may continue to waive, portions of their management fees for each of the Funds; and

(b)
payments of certain fees under each of the Funds’ Distribution Plans for Service Shares have continued to be reduced and may continue to be reduced. These waivers have had the effect of increasing yield.

NOT A PART OF THE SEMI-ANNUAL REPORT

     While there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have continued to inform the Trust that for the benefit of the shareholders, they intend to continue to take reasonably practicable steps in an effort to continue to achieve and maintain a positive yield for each of the Funds.

Economic Review

     The Bureau of Economic Analysis released its advanced estimate of a 2.0 percent annual rate increase for the third quarter 2010 gross domestic product from the second quarter’s annual rate increase of 1.7%.

     As noted above, it is expected that the Federal Reserve will keep its overnight lending rate close to zero percent for the near future in order to aid the nation’s economic recovery. The Federal Reserve is also planning additional stimulus measures which some fear could trigger inflation.

     Unemployment, a lagging indicator during an economic recovery, remains high. While we are hopeful that unemployment will improve somewhat next year, it appears that this is going to be a slow economic recovery.

     We wish to express our appreciation for the confidence you have shown by your investment in the Pacific Capital Funds of Cash Assets Trust. We can assure you that we will consistently seek to do our very best to merit your continued level of trust.

Sincerely,

Diana P. Herrmann Vice Chair and President	Lacy B. Herrmann Founder and Chairman Emeritus

NOT A PART OF THE SEMI-ANNUAL REPORT

PACIFIC CAPITAL CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (unaudited)

Principal
Amount	U.S. Government Agency Obligations (71.4%)	Value

	Federal Home Loan Mortgage Corporation (48.0%)
$56,000,000	0.20%, 10/12/10	$55,996,602
60,000,000	0.19%, 12/20/10	59,975,333
10,000,000	0.21%, 01/18/11	9,994,096
20,000,000	0.23%, 03/14/11	19,979,500
		145,945,531
	Federal National Mortgage Association (23.4%)
10,000,000	0.16%, 10/18/10	9,999,244
20,000,000	0.18%, 11/10/10	19,996,111
30,000,000	0.19%, 12/29/10	30,785,533
10,500,000	0.20%, 03/01/11	10,490,972
		71,271,860
	Total U.S. Government Agency Obligations	217,217,391
	Commercial Paper (8.6%)
14,000,000	Municipal Electric Authority of Georgia Taxable
	Commercial Paper, 0.53%, 10/14/10	14,000,000
12,000,000	Toyota Motor Credit Corp., 0.27%, 12/08/10	11,993,880
	Total Commercial Paper	25,993,880
	FDIC Guaranteed Securities (3.6%)
8,500,000	Bank of America TLGP, 0.47%, 12/23/10 (A)	8,500,000
2,500,000	SunTrust Bank Note, 0.94%, 12/16/10 (A)	2,500,517
	Total FDIC Guaranteed Securities	11,000,517
	Municipal Securities (8.2%)
15,000,000	District of Columbia Revenue, George Washington, VRDO,
	0.25%, 09/15/29 (A)	15,000,000
3,730,000	New York, NY City Housing Development Corp. Coop Housing
	Mortgage Revenue Taxable - Via Verde Coop, VRDO,
	0.27%, 01/01/16 (A)	3,730,000
6,290,000	New York, NY City Housing Development Corp. Multifamily
	Mortgage Revenue Taxable - Via Verde Apartments, VRDO,
	0.27%, 01/01/16	6,290,000
	Total Municipal Securities	25,020,000

     PACIFIC CAPITAL CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

Principal
Amount	Repurchase Agreement (14.8%)		Value

$45,155,000	Bank of America, 0.20%, 10/01/10		$45,155,000
	(Proceeds of $45,155,251 to be received at maturity,
	Collateral: $43,126,000 U.S. Treasury Notes 4.875%
	due 02/15/12; the collateral fair value plus interest
	receivable equals $46,109,331)
	Total Investments (amortized cost $324,386,788*)	106.6%	324,386,788
	Liabilities in excess of other assets	(6.6)	(19,974,866)
	NET ASSETS	100.0%	$304,411,922

(A)	Variable interest rate - subject to periodic change.
*	Cost for Federal income tax and financial reporting purposesis identical.

Abbreviations:
FDIC– TLGP – VRDO –
Federal Deposit Insurance Corp.
Temporary Liquidity Guarantee Program
Variable Rate Demand Obligations. VRDOs are payable
upon demand within the same day for securities with daily
liquidity or seven days for securities with weekly liquidity.

Percent of
Portfolio Distribution	Investments
U. S. Government Agency Obligations	67.0%
Commercial Paper	8.0
FDIC Guaranteed Securities	3.4
Municipal Securities	7.7
Repurchase Agreement	13.9
100.0%

See accompanying notes to financial statements.

     PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (unaudited)

		Moody’s/
		S&P Ratings or
Principal		Prerefunded†
Amount	Municipal Securities (99.4%)	(unaudited)	Value
	Bay Area, CA Toll Authority Toll Bridge Revenue
$5,000,000	A-2, VRDO*, 0.230%, 04/01/47	Aa3/AA	$5,000,000
	California State, Prerefunded to 12/01/10
4,000,000	@ 100, NPFG Insured, 5.250%, 12/01/25	Prerefunded	4,032,450
	Colorado Department of Transportation Revenue,
	Series A, Prerefunded to 06/15/11
2,525,000	@101 NPFG Insured, 5.500%, 06/15/16	Prerefunded	2,643,064
	Colorado Educational & Cultural Facilities Authority
	Revenue Bond - Boulder Country Day School,
1,115,000	VRDO*, 0.370%, 09/01/26	NR/A-1	1,115,000
	Colorado Educational & Cultural Facilities Authority
	Revenue Bond - National Jewish Federation
2,310,000	VRDO*, 0.300%, 07/01/36	Aa1/NR	2,310,000
	Connecticut State Special Tax, AGM Insured VRDO*
5,500,000	0.270%, 12/01/10	Aa3/AAA	5,500,000
	University of Connecticut, Series A, Prerefunded to
2,050,000	04/01/11 @ 101, 5.250%, 04/01/20	Prerefunded	2,121,926
	District of Columbia Revenue American Geophysical
2,010,000	Union, VRDO*, 0.500%, 09/01/23	Aaa/NR	2,010,000
	Miami-Dade County, FL, Health Facilities Authority
	Hospital Revenue Refunding, Miami Children’s
	Hospital, Series A, Prerefunded to 08/15/11
1,100,000	@101 AMBAC Insured, 5.625%, 08/15/14	Prerefunded	1,162,157
	Orange County, FL Housing Financial Authority,
	Post Apartment Homes, FNMA Insured VRDO*
1,000,000	0.320%, 06/01/25	NR/AAA	1,000,000
	Hawaii Pacific Health Wilcox Memorial Hospital
	Special Purpose Radian Insured VRDO*,
3,500,000	0.270%, 07/01/33	Aaa/AAA	3,500,000
2,125,000	Hawaii State, Series BW, 6.375%, 03/01/11	Aa1/AA	2,178,483
	Hawaii State, Series BZ,	Escrowed
500,000	6.000%, 10/01/10	to Maturity	500,000
	Hawaii State, Series CL, FGIC-NPFG Insured
1,145,000	6.000%, 03/01/11	Aa1/AA	1,171,992

     PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Moody’s/
		S&P Ratings or
Principal		Prerefunded†
Amount	Municipal Securities (continued)	(unaudited)	Value
	Hawaii State, Series CU, Prerefunded to 10/01/10,
$1,600,000	@ 100 NPFG Insured, 5.250%, 10/01/20	Prerefunded	$1,600,000
	Hawaii State, Series CV, FGIC-NPFG Insured,
1,140,000	5.500%, 08/01/11	Aa1/AA	1,189,310
	Hawaii State, Series CZ,	Escrowed
705,000	AGM Insured, 5.250%, 07/01/11	to Maturity	730,647
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue Bond (Palama Meat
	Company) Series A, Wells Fargo Insured,
6,500,000	AMT VRDO*, 0.440%, 10/31/29	NR/AA	6,500,000
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue Refunding Queens
	Health System, Series B, Bank of America,
13,755,000	Insured VRDO*, 0.280%, 07/01/29	VMIG1/A+	13,755,000
	Hawaii State Housing Finance & Development Corp.,
	Multi Family, Lokahi Kau, FHLMC Insured VRDO*
2,300,000	0.250%, 12/01/41	Aaa/NR	2,300,000
	Honolulu City & County, HI, Refunding, Series B,
700,000	NPFG Insured, 5.000%, 07/01/11	Aa1/AA	723,881
5,000,000	Honolulu City & County, HI, 0.280%, 11/02/10	NR/NR	5,000,000
2,000,000	Honolulu City & County, HI, 0.280%, 11/02/10	NR/NR	2,000,000
	University of Hawaii Revenue, Series B-2,
1,975,000	2.500%, 10/01/11	Aa2/A+	2,011,715
	Springfield, IL, Electric Revenue SR Lien, Prerefunded
	to 03/01/11 @ 101, NPFG Insured,
1,000,000	5.500%, 03/01/15	Prerefunded	1,031,185
	Indiana Financial Authority Health System Revenue,
	Sisters St. Francis Health, VRDO*,
2,000,000	0.290%, 09/01/48	VMIG/NR	2,000,000
	Breckenridge County, KY Lease Program Revenue
2,600,000	VRDO*, 0.280%, 02/01/31	Aa1/NR	2,600,000
	Kentucky State Turnpike Authority Economic
	Development Revenue Refunding, Revitalization
	PJ, Prerefunded to 01/01/11 @100 AGM Insured
1,300,000	5.250%, 07/01/15	Prerefunded	1,316,248

     PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Moody’s/
		S&P Ratings or
Principal		Prerefunded†
Amount	Municipal Securities (continued)	(unaudited)	Value
	Louisiana Public Facilities Authority Revenue,
	Christus Health, AGM Insured
$5,395,000	3.000%, 07/01/11	NR/AAA	$5,494,182
	Plymouth, MA, Prerefunded to 10/15/10 @ 101,
1,920,000	NPFG Insured, 5.750%, 10/15/11	Prerefunded	1,943,287
	Michigan Municipal Bond Authority Revenue Clean
	Water Revolving Fund, Prerefunded 10/01/10
4,245,000	@101, 5.500%, 10/01/20	Prerefunded	4,287,450
	Bloomington, MN, Bristol Apartments Multi-Family
	Revenue Bond FNMA Insured, VRDO*
3,000,000	0.320%, 11/15/32	Aaa/NR	3,000,000
	Inver Grove Heights, MN Senior Housing Revenue
1,495,000	FNMA Insured VRDO*, 0.290%, 05/15/35	Aaa/NR	1,495,000
	Oak Park Heights, MN, VSSA Boutwells Landing
	Multi-Family Revenue Bond, FHLMC Insured
6,245,000	VRDO*, 0.290%, 11/01/35	Aaa/NR	6,245,000
	Plymouth, MN Parkside II Multi-Family Housing
1,395,000	FNMA Insured VRDO*, 0.290%, 04/15/33	Aaa/NR	1,395,000
	St. Paul, MN Housing & Redevelopment Authority,
	Multi Family Housing, Highland Ridge Project,
2,000,000	FHLMC Insured VRDO*, 0.290%, 10/01/33	VMIG1**	2,000,000
	Kansas City, MO Industrial Development Authority
	Revenue Bond, (Ewing Marion Kaufman
7,000,000	Foundation) VRDO*, 0.330%, 04/01/27	NR/AAA	7,000,000
	Mississippi State Capital Improvement,
	Prerefunded to 11/01/10 @ 100,
1,000,000	5.250%, 11/01/17	Prerefunded	1,004,075
	New Jersey Economic Development Authority,
	Retirement Community Revenue Seabrook
	Village, Series A, Prerefunded to 11/15/10 @ 101,
2,600,000	8.250%, 11/15/30	Prerefunded	2,651,073
	New Jersey Economic Development Authority
	School Facilities Contruction, AGM Insured,	Escrowed
1,565,000	5.000%, 03/01/11	to Maturity	1,595,848

     PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Moody’s/
		S&P Ratings or
Principal		Prerefunded†
Amount	Municipal Securities (continued)	(unaudited)	Value

	New Jersey Health Care Facilities Authority
	Revenue, Meridian, AGM Insured, VRDO*,
$1,600,000	0.230%, 07/01/38	Aa3/AAA	$1,600,000
	New York State Housing - Liberty Street, FHLMC
1,070,000	Insured VRDO*, 0.280%, 05/01/35	Aaa/NR	1,070,000
	Saratoga Springs, NY, City School District, Series A	Escrowed
1,000,000	AGM Insured, 5.000%, 06/15/19	to Maturity	1,041,670
	North Carolina Medical Catholic Health East VRDO*
1,900,000	0.260%, 11/15/28	Aa1/AA-+	1,900,000
	Union County, NC, Enterprise System, AGM Insured
4,965,000	VRDO*, 0.280%, 06/01/21	VMIG1/A-1	4,965,000
	Hamilton County, OH, Hospital Facilities Revenue,
	Children’s Hospital Medical Center, VRDO*
2,050,000	0.240%, 05/15/37	Aa1/NR	2,050,000
	Oklahoma Development Finance Authority
	Revenue Refunding, AGM Insured,
530,000	VRDO*, 0.310%, 08/15/33	Aa2/AAA	530,000
	Oregon State Facilities Authority Revenue
5,000,000	Peacehealth VRDO*, 0.240%, 05/01/47	NR/AA	5,000,000
	Allegheny County, PA, Hospital Development
	Authority Revenue, Series B, Refunding, West
	Penn, Allegheny Health System, Prerefunded
6,000,000	to 11/15/10 @ 102, 9.250%, 11/15/22	Prerefunded	6,186,714
	Emmaus, PA General Authority VRDO*
1,100,000	0.300%, 03/01/24	NR/AA-	1,100,000
	Luzerne County, PA, Series A, AGM Insured,
3,880,000	VRDO*, 0.270%, 11/15/26	Aa3/AAA	3,880,000
3,000,000	Pennsylvania State, 2.000%, 02/15/11	Aa1/AA	3,019,766
	Puerto Rico Commonwealth Infrastructure Financing
	Authority Special Series A, Special Obligations,
	Prerefunded to 10/01/10 @ 101,
750,000	4.750% 10/01/12	Prerefunded	757,500
	Puerto Rico Commonwealth Infrastructure Financing
	Authority Special Series A, Special Obligations,
	Prerefunded to 10/01/10 @ 101,
2,750,000	5.500% 10/01/19	Prerefunded	2,777,500

     PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Moody’s/
		S&P Ratings or
Principal		Prerefunded†
Amount	Municipal Securities (continued)	(unaudited)	Value
	Puerto Rico Commonwealth Infrastructure Financing
	Authority Special Series A, Special Obligations,
	Prerefunded to 10/01/10 @ 101,
$4,000,000	5.500%, 10/01/32	Prerefunded	$4,040,000
	Bexar County, TX, Housing Financial Corp., Multi-
	Family Housing Revenue, Northwest Trails
	Apartments, FNMA Insured VRDO*
1,800,000	0.290%, 12/15/34	Aaa/NR	1,800,000
	New Braunfels, TX, Independent School District,
	Prerefunded to 02/01/11 @ 100, Texas
	Permanent School Fund Guarantee Program,
1,800,000	Insured, 5.000%, 02/01/20	Prerefunded	1,828,318
	Seattle, WA, Municipal Light & Power Revenue
	Improvement & Refunding, Prerefunded to
	03/01/11 @ 100, AGM Insured,
725,000	5.500%, 03/01/15	Prerefunded	740,224
	Washington State Housing Finance Commission,
	Northwest School Project, VRDO*,
2,000,000	0.440%, 06/01/30	Aa3/NR	2,000,000
	Total Municipal Securities		161,400,665

	Repurchase Agreement (1.2%)
1,900,000	Bank of America, 0.20%, 10/01/10		1,900,000

	(Proceeds of $1,900,011 to be received at maturity,
	Collateral: $1,814,000 U.S. Treasury Notes
	4.875% due 02/15/12; the collateral fair value
	plus interest receivable equals $1,939,487)
	Total Investments (amortized cost $163,300,665††)	100.6%	163,300,665
	Liabilities in excess of other assets	(0.6)	(911,766)
	NET ASSETS	100.0%	$162,388,899

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

*	Variable rate demand obligations (VRDOs) are payable upon
demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**	Moody’s rating.

†	Prerefunded bonds are bonds for which U.S. Government
Obligations have been placed in escrow to retire the bonds at their earliest call date.

††	Cost for Federal income tax and financial reporting purposes is identical.

Portfolio Distribution

	Percent of		Percent of		Percent of
	Portfolio		Portfolio		Portfolio
California	5.5%	Massachusetts	1.2%	Oregon	3.1%
Colorado	3.7	Michigan	2.6	Pennsylvania	8.7
Connecticut	4.7	Minnesota	8.7	Puerto Rico	4.6
District of Columbia	1.2	Mississippi	0.6	Repurchase Agreement	1.2
Florida	1.3	Missouri	4.3	Texas	2.2
Hawaii	26.4	New Jersey	3.6	Washington	1.7
Illinois	0.6	New York	1.3		100.0%
Indiana	1.2	North Carolina	4.2
Kentucky	2.4	Ohio	1.3
Louisiana	3.4	Oklahoma	0.3

Portfolio Abbreviations

AGM - Assured Guaranty Municipal Corp.	FNMA – Federal National Morgage Association
AMBAC - American Municipal Bond Assurance Corp.	GNMA - Government National Mortgage Association
AMT - Alternative Minimum Tax	NPFG - National Public Finance Guarantee
FGIC – Financial Guaranty Insurance Corporation	NR – Not Rated
FHLMC – Federal Home Loan Mortgage Corp.	VRDO – Variable Rate Demand Obligation

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (unaudited)

Principal
Amount	U.S. Government and Agency Obligations (80.6%)	Value

	U.S. Treasury Bills (33.2%)
$90,000,000	0.12%, 10/21/10	$89,994,250
130,000,000	0.13%, 11/04/10	129,984,355
		219,978,605
	Federal Home Loan Mortgage Corporation (24.1%)
40,000,000	0.17%, 10/12/10	39,997,922
80,000,000	0.19%, 12/20/10	79,967,111
40,000,000	0.23%, 03/14/11	39,959,000
		159,924,033
	Federal National Mortgage Association (23.3%)
40,000,000	0.16%, 10/18/10	39,996,978
44,623,000	0.17%, 11/10/10	44,614,324
40,000,000	0.19%, 12/29/10	39,981,211
30,000,000	0.20%, 03/01/11	29,974,204
		154,566,717
	Total U.S. Government and Agency Obligations	534,469,355
	FDIC Guaranteed Securities (5.1%)
	Bank of America TLGP
21,500,000	0.47%, 12/23/10 (A)	21,500,000
	Keycorp
5,000,000	0.94%, 12/15/10 (A)	5,000,468
	Suntrust Bank FDIC
7,500,000	0.94%, 12/16/10 (A)	7,501,551
	Total FDIC Guaranteed Securities	34,002,019

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

Principal
Amount	Repurchase Agreement (20.3%)		Value
$134,965,000	Bank of America, 0.20%, 10/01/10		$134,965,000

	(Proceeds of $134,965,750 to be received at maturity,
	Collateral: $128,900,000 U.S. Treasury Notes
	4.875% due 02/15/12; the collateral fair value
	plus interest receivable equals $137,816,926)

	Total Investments (amortized cost $703,436,374*) .	106.0%	703,436,374
	Liabilities in excess of other assets	(6.0)	(40,050,413)
	NET ASSETS	100.0%	$663,385,961

*	Cost for Federal income tax and financial reporting purposes
	is identical.
(A)	Variable interest rate - subject to periodic change.

	Abbreviations:
	FDIC – Federal Deposit Insurance Corp.
	TLGP – Temporary Liquidity Guarantee Program
		Percent of
	Portfolio Distribution	Portfolio
	U.S. Government and Agency Obligations	76.0%
	FDIC Guaranteed Securities	4.8
	Repurchase Agreement	19.2
		100.0%

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2010 (unaudited)

	Cash	Tax-Free	Government
	Fund	Fund	Fund
ASSETS:
Investments at value and amortized cost (note 2)	$324,386,788	$163,300,665	$703,436,374
Cash	512	41,415	782
Interest receivable	26,452	1,095,562	8,031
Other assets	21,654	11,846	35,535
Total Assets	324,435,406	164,449,488	703,480,722

LIABILITIES:
Payable for investment securities purchased	19,979,500	2,011,715	39,959,000
Adviser and Administrator fees payable	24,243	14,776	56,935
Dividends payable	5,370	1,842	2,756
Distribution fees payable	2,750	1,333	-
Accrued expenses	11,621	30,923	76,070
Total Liabilities	20,023,484	2,060,589	40,094,761
NET ASSETS	$304,411,922	$162,388,899	$663,385,961
NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number
of shares, par value $0.01 per share	$3,043,976	$1,623,867	$6,634,362
Additional paid-in capital	301,366,872	160,765,010	656,871,056
Undistributed net investment income	-	20	-
Accumulated net realized gain (loss) on investments	1,074	2	(119,457)
	$304,411,922	$162,388,899	$663,385,961
SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Net Assets	$245,521,823	$123,059,672	$443,692,250
Shares outstanding	245,511,202	123,059,599	443,722,395
Net asset value per share	$1.00	$1.00	$1.00
Service Shares Class:
Net Assets	$58,890,099	$39,329,227	$219,693,711
Shares outstanding	58,886,436	39,327,095	219,713,777
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2010 (unaudited)

	Cash	Tax-Free	Government
	Fund	Fund	Fund
Investment Income:

Interest income	$359,890	$277,631	$675,295
Expenses:
Investment Adviser fees (note 3)	636,326	307,089	1,149,139
Administrator fees (note 3)	165,078	79,188	252,272
Distribution fees (note 3)	77,558	48,751	279,462
Trustees’ fees and expenses	51,983	43,062	93,621
Legal fees (note 3)	37,757	31,672	62,975
Fund accounting fees	15,506	17,031	15,572
Registration fees and dues	10,984	17,479	35,161
Shareholders’ reports	9,979	6,391	16,434
Insurance	8,200	5,552	17,889
Auditing and tax fees	7,570	7,565	8,076
Transfer and shareholder servicing agent fees	5,934	7,672	7,871
Chief Compliance Officer (note 3)	2,258	2,258	2,258
Custodian fees (note 5)	2,254	8,375	3,619
Miscellaneous	11,893	9,688	22,834
Total expenses	1,043,280	591,773	1,967,183
Advisory fees waived (note 3)	(512,930)	(222,582)	(844,478)
Administrative fees waived (note 3)	(133,067)	(57,397)	(185,374)
Distribution fees waived (note 3)	(71,352)	(46,804)	(279,462)
Expenses paid indirectly (note 5)	–	(63)	(184)
Net expenses	325,931	264,927	657,685
Net investment income	33,959	12,704	17,610
Net realized gain (loss) from securities transactions	299	2	143
Net change in net assets resulting from operations	$34,258	$12,706	$17,753

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS OF
CASH ASSETS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash Fund		Tax-Free Fund		Government Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	September 30, 2010	Year Ended	September 30, 2010	Year Ended	September 30, 2010	Year Ended
	(unaudited)	March 31, 2010	(unaudited)	March 31, 2010	(unaudited)	March 31, 2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,959	$231,747	$12,704	$221,976	$17,610	$250,457
Net realized gain (loss)
from securities transactions	299	1,125	2	-	143	6,968
Net change in net assets
resulting from operations	34,258	232,872	12,706	221,976	17,753	257,425

Dividends to shareholders from:
Net investment income:
Original Shares	(32,390)	(215,692)	(11,689)	(211,227)	(11,988)	(227,709)
Service Shares	(1,569)	(16,055)	(1,015)	(10,749)	(5,622)	(22,748)
Total dividends to shareholders
from net investment income	(33,959)	(231,747)	(12,704)	(221,976)	(17,610)	(250,457)

Short-term Capital Gains:
Original Shares	-	(213,001)	-	(38,836)	-	-
Service Shares	-	(60,839)	-	(9,288)	-	-
Total dividends to shareholders
from short-term capital gains	-	(273,840)	-	(48,124)	-	-

Total Dividends	(33,959)	(505,587)	(12,704)	(270,100)	(17,610)	(250,457)

Capital Share Transactions
(at $1.00 per share):
Proceeds from shares sold:
Original Shares	438,240,996	374,763,577	142,292,598	206,020,786	608,950,287	1,019,407,438
Service Shares	103,046,301	281,980,881	30,977,147	58,073,963	650,123,141	1,428,570,829
	541,287,297	656,744,458	173,269,745	264,094,749	1,259,073,428	2,447,978,267

Reinvested dividends:
Original Shares	224	3,472	66	1,260	20	516
Service Shares	1,296	76,938	837	20,036	4,688	22,746
	1,520	80,410	903	21,296	4,708	23,262

Cost of shares redeemed:
Original Shares	(434,098,201)	(466,473,172)	(205,401,047)	(287,608,415)	(754,887,256)	(1,054,639,183)
Service Shares	(100,727,345)	(353,733,410)	(34,474,271)	(85,741,134)	(669,043,827)	(1,514,872,022)
	(534,825,546)	(820,206,582)	(239,875,318)	(373,349,549)	(1,423,931,083)	(2,569,511,205)
Change in net assets
from capital share transactions	6,463,271	(163,381,714)	(66,604,670)	(109,233,504)	(164,852,947)	(121,509,676)
Total change in net assets	6,463,570	(163,654,429)	(66,604,668)	(109,281,628)	(164,852,804)	(121,502,708)

NET ASSETS:
Beginning of period	297,948,352	461,602,781	228,993,567	338,275,195	828,238,765	949,741,473
End of period	$304,411,922	$297,948,352	$162,388,899	$228,993,567	$663,385,961	$828,238,765

Includes undistributed
net investment income of:	$-	$-	$20	$20	$-	$-

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2010 (unaudited)

1. Organization

     Cash Assets Trust (the “Trust”) was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company.

     The Trust consists of the following three investment portfolios (each referred to individually as a “Fund” and collectively as the “Funds”): Pacific Capital Cash Assets Trust (”Cash Fund”) (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (”Tax-Free Fund”) (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (”Goverment Fund”) (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares: the Original Shares Class and the Service Shares Class. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust’s Distribution Plan.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Each Fund’s portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b)
Fair Value Measurements: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly of indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
	Cash Fund	Tax-Free Fund	Government Fund
Level 1 – Quoted Prices	$–	$–	$–
Level 2 – Other Significant Observable
Inputs - Short-term
Instruments*	324,386,788	163,300,665	703,436,374
Level 3 – Significant Unobservable
Inputs	–	–	–
Total	$324,386,788	$163,300,665	$703,436,374

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Trust’s financial statements.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in 2a above.

e)
Determination of net asset value: The net asset value per share for each class of each Fund’s shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

f)	Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in each of the Fund’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

g)
Multiple class allocations: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

h)
Repurchase agreements: It is each Fund’s policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the “loan” (repurchase agreements being defined as “loans” in the 1940 Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

i)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or the net asset value per share. There were no reclassifications for the year ended March 31, 2010.

k)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements”  (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level  3 measurements. The first disclosure was effective for the first reporting period beginning

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds’ investments and provides various services. Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed on the net assets of each Fund as of the close of business each day at the following rates:

Cash Fund – On net assets up to $400 million, the fee paid to the Adviser and the Administrator is at the annual rate of 0.397% and 0.103%, respectively, and on net assets above that amount is at the annual rate of 0.364% and 0.086%, respectively.

Tax-Free Fund – On net assets up to $300 million, the fee paid to the Adviser and the Administrator is at the annual rate of 0.318% and 0.082%, respectively, and on net assets above that amount is at the annual rate of 0.285% and 0.065%, respectively.

Government Fund – On net assets up to $1,900 million, the fee paid to the Adviser and the Administrator is at the annual rate of 0.328% and 0.072%, respectively, and on net assets above that amount is at the annual rate of 0.295% and 0.055%, respectively.

During the six months ended September 30, 2010, the Adviser and the Administrator continued to take action to increase the yields of the Funds and thereby maintain a positive yield for shareholders of the Funds. In response to the low interest rate environment, the Adviser and the Administrator have waived and may continue to waive management fees. Additionally, distribution and service fees have been waived (see note 3b below). While there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders of each of the Funds. Details of the waivers during the period are as follows:

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

	Advisory	Administrative	Distribution	Total Fees
Fund	Fees Waived	Fees Waived	Fees Waived (note 3b)	Waived
Cash Fund	$512,930	$133,067	$71,352	$717,349
Tax-Free Fund	222,582	57,397	46,804	326,783
Government Fund	844,478	185,374	279,462	1,309,314

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the 1940 Act.

b) Distribution and Service Fees:

     Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to “Designated Payees” – broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with Aquila Distributors, Inc. (the “Distributor”) and which have rendered assistance in the distribution and/or retention of the respective Fund’s Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund’s Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. For the six months ended September 30, 2010, the fees incurred pursuant to the Plan were as follows: the Cash Fund incurred fees of $77,558 of which $71,352 was waived; the Tax-Free Fund incurred fees of $48,751 of which $46,804 was waived; and the Government Fund incurred fees of $279,462, all of which was waived. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of each Fund’s shares. No compensation or fees are paid to the Distributor for such share distribution.

c) Other Related Party Transactions:

     For the six months ended September 30, 2010, the following amounts were incurred for legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the respective Fund’s ongoing operations: Cash Fund $37,757; Tax-Free Fund $31,672; Government Fund $62,975. The Secretary of the Trust is Of Counsel to that firm.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

4. Guarantees

     Various banks and other institutions issue irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. Expenses

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. Portfolio Orientation

     Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

7. Income Tax Information and Distributions

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder’s option.

     In the Government Fund as of March 31, 2010, there was a capital loss carryforward of $145,624, which will expire in 2018.

     The tax character of distributions during fiscal 2010 and 2009 were as follows:

	Cash Fund		Tax-Free Fund		Government Fund
	2010	2009	2010	2009	2010	2009
Ordinary income	$505,587	$7,073,809	$48,124	$–	$250,457	$16,155,662
Net tax-exempt income	–	–	221,976	3,927,281	–	–
Capital gain	–	–	–	–	–	–
Total	$505,587	$7,073,809	$270,100	$3,927,281	$250,457	$16,155,662

THE PACIFIC CAPITAL FUNDS OF
CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

		Tax-Free	Government
	Cash Fund	Fund	Fund
Undistributed ordinary income	$5,812	$–	$28,405
Undistributed tax exempt income	–	2,492	–
Accumulated net realized loss
on investments	–	–	(145,624)
	$5,812	$2,492	$(117,219)

8. Ongoing Development Relative to the Tax-Free Fund

     The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade and several have had their ratings withdrawn by the rating agencies. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers.

     PACIFIC CAPITAL
CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES									SERVICE SHARES
	Six Months									Six Months
	Ended									Ended
	9/30/10		Year Ended March 31,							9/30/10		Year Ended March 31,
	(unaudited)		2010		2009		2008	2007	2006	(unaudited)		2010		2009		2008	2007	2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.001		0.014		0.043	0.046	0.032	0.000	(2)	0.000	(2)	0.012		0.040	0.044	0.029
Net realized gain on securities	0.000	(2)	0.001		–		–	–	–	0.000	(2)	0.001		–		–	–	–

Total from investment operations	0.000		0.002		0.014		0.043	0.046	0.032	0.000		0.001		0.012		0.040	0.044	0.029

Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.001)		(0.014)		(0.043)	(0.046)	(0.032)	(0.000	)(2)	(0.000	)(2)	(0.012)		(0.040)	(0.044)	(0.029)
Distributions from net realized gains	–		(0.001)		–		–	–	–	–		(0.001)		–		–	–	–

Total income and capital gains distributions	(0.000)		(0.002)		(0.014)		(0.043)	(0.046)	(0.032)	(0.000)		(0.001)		(0.012)		(0.040)	(0.044)	(0.029)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return	0.01	%(3)	0.16%		1.42%		4.35%	4.75%	3.20%	0.00	%(3)	0.10%		1.18%		4.09%	4.49%	2.94%
Ratios/supplemental data
Net assets, end of period (in millions)	$246		$241		$333		$323	$287	$286	$59		$57		$129		$141	$166	$169
Ratio of expenses to average net assets	0.20	%(4)	0.37%		0.57%		0.57%	0.57%	0.58%	0.22	%(4)	0.48%		0.82%		0.82%	0.82%	0.83%
Ratio of net investment income to
average net assets	0.03	%(4)	0.08%		1.39%		4.23%	4.65%	3.09%	0.01	%(4)	0.02%		1.20%		3.98%	4.40%	2.91%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Advisory, Administrator and distribution fees and prior contractual caps were (note 3):

Ratio of expenses to average net assets	0.60	%(4)	0.63%		0.57%		(5)	(5)	(5)	0.85	%(4)	0.88%		0.82%		(5)	(5)	(5)
Ratio of net investment income (loss) to
average net assets	(0.38	)%(4)	(0.18)%		1.39%		(5)	(5)	(5)	(0.63	)%(4)	(0.39)%		1.20%		(5)	(5)	(5)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.20	%(4)(6)	0.37	%(6)	0.57	%(6)	0.56%	0.57%	0.58%	0.22	%(4)(6)	0.48	%(6)	0.82	%(6)	0.81%	0.81%	0.83%

______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $.001 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
(6)	Net of contractual caps on fees and/or voluntary fee waivers.

See accompanying notes to financial statements.

     PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES									SERVICE SHARES
	Six Months									Six Months
	Ended									Ended
	9/30/10				Year Ended March 31,					9/30/10				Year Ended March 31,
	(unaudited)		2010		2009		2008	2007	2006	(unaudited)		2010		2009		2008	2007	2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.001		0.013		0.029	0.030	0.022	0.000	(2)	0.000	(2)	0.011		0.026	0.028	0.019
Net realized gain on securities	–		0.000	(2)	–		–	–	–	–		0.000	(2)-	–		–	–	–
Total from investment operations	0.000		0.001		0.013		0.029	0.030	0.022	0.000		0.000	(2)-	0.011		0.026	0.028	0.019
Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.001)		(0.013)		(0.029)	(0.030)	(0.022)	(0.000	)(2)	(0.000	)(2)	(0.011)		(0.026)	(0.028)	(0.019)
Distributions from net realized gains	–		(0.000	)(2)	–		–	–	–	–		(0.000	)(2)	–		–	–	–
Total income and capital gains distributions	(0.000)		(0.001)		(0.013)		(0.029)	(0.030)	(0.022)	(0.000)		(0.000	)(2)	(0.011)		(0.026)	(0.028)	(0.019)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.01	%(3)	0.11%		1.35%		2.90%	3.09%	2.21%	0.00	%(3)	0.04%		1.10%		2.64%	2.83%	1.96%
Ratios/supplemental data
Net assets, end of period (in millions)	$123		$186		$268		$225	$171	$133	$39		$43		$70		$71	$88	$93
Ratio of expenses to average net assets	0.27	%(4)	0.35%		0.48%		0.47%	0.50%	0.50%	0.28	%(4)	0.44%		0.73%		0.72%	0.75%	0.75%
Ratio of net investment income to
average net assets	0.02	%(4)	0.09%		1.28%		2.80%	3.04%	2.20%	0.01	%(4)	0.02%		1.10%		2.55%	2.78%	1.94%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Advisory, Administrator and distribution fees were (note 3):

Ratio of expenses to average net assets	0.56	%(4)	0.52%		0.49%		(5)	(5)	(5)	0.81	%(4)	0.77%		0.74%		(5)	(5)	(5)
Ratio of net investment income (loss) to
average net assets	(0.28	)%(4)	(0.08)%		1.27%		(5)	(5)	(5)	(0.53	)%(4)	(0.31)%		1.09%		(5)	(5)	(5)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.27	%(4)(6)	0.35	%(6)	0.48	%(6)	0.47%	0.49%	0.50%	0.28	%(4)(6)	0.44	%(6)	0.73	%(6)	0.72%	0.75%	0.75%

______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $.001 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise
(6)	Net of fee waivers.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES									SERVICE SHARES
	Six Months									Six Months
	Ended									Ended
	9/30/10		Year Ended March 31,							9/30/10		Year Ended March 31,
	(unaudited)		2010		2009		2008	2007	2006	(unaudited)		2010		2009		2008	2007	2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.000	(2)	0.010		0.042	0.047	0.032	0.000	(2)	0.000	(2)	0.008		0.040	0.045	0.030
Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.000	)(2)	(0.010)		(0.042)	(0.047)	(0.032)	(0.000	)(2)	(0.000	)(2)	(0.008)		(0.040)	(0.045	(0.030)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.00	%(3)	0.04%		1.03%		4.30%	4.80%	3.25%	0.00	%(3)	0.01%		0.84%		4.04%	4.54%	3.00%
Ratios/supplemental data
Net assets, end of period (in millions)	$444		$590		$625		$808	$685	$429	$220		$238		$325		$1,099	$1,079	$887
Ratio of expenses to average net assets	0.19	%(4)	0.18%		0.43%		0.43%	0.44%	0.45%	0.19	%(4)	0.21%		0.64%		0.68%	0.69%	0.70%
Ratio of net investment income to
average net assets	0.01	%(4)	0.04%		1.06%		4.18%	4.72%	3.25%	0.01	%(4)	0.01%		1.00%		3.93%	4.46%	3.02%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Adviser, Administrator and distribution fees and prior contractual caps were (note 3):

Ratio of expenses to average net assets	0.48	%(4)	0.49%		0.47%		(5)	(5)	(5)	0.73	%(4)	0.74%		0.71%		(5)	(5)	(5)
Ratio of net investment income (loss) to
average net assets	(0.29	)%(4)	(0.28)%		1.03%		(5)	(5)	(5)	(0.54	)%(4)	(0.52)%		0.92%		(5)	(5)	(5)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.19	%(4)(6)	0.18	%(6)	0.43	%(6)	0.43%	0.44%	0.45%	0.19	%(4)(6)	0.21	%(6)	0.64	%(6)	0.68%	0.69%	0.70%

______________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $.001 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
(6)	Net of contractual caps on fees and/or voluntary fee waivers.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2010 and held for the six months ended September 30, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended September 30, 2010

		Beginning	Ending	Expenses
	Actual	Account	Account	Paid During
	Total Return(1)	Value	Value	the Period(2)
Cash Fund
Original Shares	0.01%	$1,000.00	$1,000.10	$1.00
Service Shares	0.00%	$1,000.00	$1,000.00	$1.10
Tax-Free Fund
Original Shares	0.01%	$1,000.00	$1,000.10	$1.35
Service Shares	0.00%	$1,000.00	$1,000.00	$1.40
Government Fund
Original Shares	0.00%	$1,000.00	$1,000.00	$0.95
Service Shares	0.00%	$1,000.00	$1,000.00	$0.95

(1)	Assumes reinvestment of all dividends. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.20% and 0.22%, respectively, for Cash Fund Original Shares and Service Shares, 0.27% and 0.28%, respectively, for Tax-Free Fund Original Shares and Service Shares, and 0.19% and 0.19%, respectively, for Government Fund Original Shares and Service Shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Six months ended September 30, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period

Cash Fund
Original Shares	5.00%	$1,000.00	$1,024.07	$1.01
Service Shares	5.00%	$1,000.00	$1,023.97	$1.12

Tax-Free Fund
Original Shares	5.00%	$1,000.00	$1,023.71	$1.37
Service Shares	5.00%	$1,000.00	$1,023.66	$1.42

Government Fund
Original Shares	5.00%	$1,000.00	$1,024.12	$0.96
Service Shares	5.00%	$1,000.00	$1,024.12	$0.96

(1)
Expenses are equal to the annualized expense ratio of 0.20% and 0.22%, respectively, for Cash Fund Original Shares and Service Shares, 0.27% and 0.28%, respectively, for Tax-Free Fund Original Shares and Service Shares, and 0.19% and 0.19%, respectively, for Government Fund Original Shares and Service Shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Additional Information (unaudited)

Renewal of Investment Advisory Agreement

     Renewal until June 30, 2011 of the Investment Advisory Agreement (the “Advisory Agreement”) for each fund between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2010. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	Copies of the agreements to be renewed;

•	A term sheet describing the material terms of the agreements;

•	The Annual Report of the Trust for the year ended March 31, 2010;

•
A report, prepared by the Adviser and Administrator and provided to the Trustees for the Trustees’ review, containing data about the performance of each of the portfolios and data about their respective fees, expenses, purchases and redemptions of their shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

•	Quarterly materials reviewed at prior meetings on each portfolio's performance, operations, portfolio and compliance.

     The Trustees considered each Advisory Agreement separately. The Trustees reviewed materials relevant to, and considered, the following factors as to each agreement and reached the conclusions described.

The nature, extent, and quality of the services provided by the Adviser.

     The investment objective of each of the Trust’s portfolios is to seek to provide safety of principal while achieving as high a level as possible (or, in the case of the Cash Fund, a high level) of liquidity and of current income (and with respect to the Tax-Free Fund, current income exempt from Federal and Hawaii income taxes). To achieve these objectives, the Adviser has provided management of each fund’s portfolio, as well as provided facilities for credit analysis of each of the funds’ portfolio securities.

     Furthermore, with respect to the Cash Fund and the Government Securities Fund, the Adviser has managed the investment portfolios in order to achieve AAA ratings from Standard and Poor’s.

     The Board noted that the Adviser had commendably addressed complex new requirements resulting from amendment of a rule applicable to money-market funds, and had also provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given its objectives.

     The Board concluded that the services provided were appropriate and exemplary in light of the severe market conditions, and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Trust (and each of its portfolios) and the Adviser.

     The Board reviewed each aspect of each fund’s performance and compared its performance with that of its respective benchmark. It was noted that the materials provided by the Adviser indicated that compared to each fund’s respective benchmark, the Trust’s portfolios had investment performance, considered to be returns after all fees and expenses, that was comparable to the benchmark for the one-, five- and ten-year periods. The Board considered these results to be consistent with the purposes of each of the Trust’s portfolios.

     The Board concluded that the performance of each fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of each Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Trust (and each of its portfolios).

     The information contained expense data for each fund and its major local competitor as well as data for each of the funds with respect to their respective peer groups, including data for money market funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

     The Board compared the expense and fee data with respect to each of the portfolios to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the each of the portfolios and the fees paid were similar to and were reasonable as compared to those being paid by its local competitor and by other money market funds nationwide.

     The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

     The Board noted that the Adviser had taken action to maintain a positive yield for shareholders of the Funds. In response to interest rates which had declined to historically low levels, a) the Adviser had waived, and may continue to waive, a portion of its management fees for each of the funds; and b) payments of certain fees under each of the funds’ Distribution Plans for Service Shares had been, and may continue to be, reduced. It had informed the Trust that it intends to continue to take reasonably practicable steps to maintain a positive yield for shareholders of each of the funds.

     The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under each Advisory Agreement.

The extent to which economies of scale would be realized as the Trust, and its portfolios, grows.

     Data provided to the Trustees showed that the asset size of each of the portfolios had been increasing until the fourth quarter of 2008; thereafter the asset levels of the portfolios had declined. The Trustees also noted that the materials indicated that the each portfolio’s fees were generally comparable to those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that each Advisory Agreement should be renewed without a change of breakpoints at this time.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust (and each of its portfolios).

     The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust’s three portfolios, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the three portfolios of the Trust at favorable levels of quality and cost which are more advantageous to the Trust’s portfolios than would otherwise have been possible.

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. For the money market funds, the portfolio holdings are disclosed monthly at www.aquilafunds.com by the 5th business day following the prior month end. This information is also disclosed for each fund along with the 60-day dollar-weighted average portfolio maturity, the 120-day weighted-average portfolio life and a link to fund information on the SEC website. Such information remains accessible until the next schedule is made publicly available. This information remains on the website until six months of such postings are accumulated. Whenever you wish to see a listing of your Trust’s portfolio for each fund other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Investment Adviser
Asset Management Group of Bank of Hawaii
P.O. Box 3170 • Honolulu, HI 96802

Administrator
Aquila Investment Management LLC
380 Madison Avenue • New York, NY 10017

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Founder and Chairman Emeritus
Lacy B. Herrmann

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
Sherri Foster, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
Aquila Distributors, Inc.
380 Madison Avenue • New York, NY 10017

Transfer and Shareholder Servicing Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street • Pawtucket, RI 02860

Custodian
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway • Columbus, OH 43240

Further information is contained in the Prospectus
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 8, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December 8, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 8, 2010

CASH ASSETS TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.